                                                  ------------------------------
                                                           OMB APPROVAL
                                                  ------------------------------
                                                  OMB Number: 3235-0578
                                                  Expires: February 28, 2006
                                                  Estimated average burden
                                                  hours per response.......20.00
                                                  ------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09032

                           STI Classic Variable Trust
               (Exact name of registrant as specified in charter)

           BISYS Fund Services, 3435 Stelzer Road Columbus, Ohio 43219
               (Address of principal executive offices) (Zip code)

           BISYS Fund Services, 3435 Stelzer Road Columbus, Ohio 43219
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/05

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

     File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

STI CLASSIC VARIABLE TRUST
CAPITAL APPRECIATION FUND
Schedule of Portfolio Investments
September 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                              SHARES      VALUE
                                                            ---------   --------
COMMON STOCKS (99.4%)
CONSUMER DISCRETIONARY (15.0%)
Advance Auto Parts, Inc. *                                     13,050   $   505
Bed Bath & Beyond, Inc. *                                      16,100       647
Harley-Davidson, Inc.                                          11,200       543
Home Depot, Inc. (The)                                         12,800       488
J. C. Penney Co., Inc.                                          9,800       465
Kohl's Corp. *                                                  6,000       301
Lowe's Cos., Inc.                                               8,000       515
NIKE, Inc., Cl B                                                7,900       645
Omnicom Group, Inc. (b)                                        13,000     1,087
Time Warner, Inc.                                              41,200       746
Walt Disney Co. (The)                                          46,100     1,112
                                                                        -------
                                                                          7,054
                                                                        -------

CONSUMER STAPLES (5.3%)
Colgate-Palmolive Co.                                           7,400       391
Estee Lauder Cos., Inc. (The), Cl A                            12,900       449
Wal-Mart Stores, Inc.                                          18,800       824
Walgreen Co.                                                   19,300       838
                                                                        -------
                                                                          2,502
                                                                        -------

ENERGY (4.1%)
Anadarko Petroleum Corp.                                        5,300       507
Exxon Mobil Corp.                                              22,600     1,436
                                                                        -------
                                                                          1,943
                                                                        -------

FINANCIALS (16.0%)
American Express Co. (b)                                       24,300     1,397
Chubb Corp. (The)                                              15,000     1,343
Comerica, Inc.                                                  9,700       571
Freddie Mac                                                     6,100       344
Goldman Sachs Group, Inc. (The)                                 4,300       523
JPMorgan Chase & Co.                                           27,600       936
MGIC Investment Corp.                                          16,000     1,027
Washington Mutual, Inc. (b)                                    19,500       765
Wells Fargo & Co.                                              11,000       644
                                                                        -------
                                                                          7,550
                                                                        -------

HEALTH CARE (12.7%)
Amgen, Inc. *                                                   5,800       462
Baxter International, Inc.                                     33,400     1,332
Becton, Dickinson & Co.                                        16,200       849
Boston Scientific Corp. *                                      26,400       617
Health Management Associates, Inc., Cl A                       24,800       582
Johnson & Johnson                                               8,700       551
Quest Diagnostics, Inc.                                         9,400       475
Schering-Plough Corp. (b)                                      32,700       688
Tenet Healthcare Corp. *                                       37,900       426
                                                                        -------
                                                                          5,982
                                                                        -------

INDUSTRIALS (17.5%)
Boeing Co. (The)                                                6,600       448
Cintas Corp.                                                    8,800       361
Danaher Corp.                                                  14,400       775

Emerson Electric Co.                                           11,900       854
Fastenal Co. (b)                                                9,000       550
General Electric Co.                                           42,900     1,445
Honeywell International, Inc.                                  28,100     1,055
Raytheon Co.                                                   27,700     1,053
Southwest Airlines Co. (b)                                     43,900       652
Union Pacific Corp.                                             5,300       380
United Parcel Service, Inc., Cl B                              10,100       698
                                                                        -------
                                                                          8,271
                                                                        -------

INFORMATION TECHNOLOGY (26.9%)
Affiliated Computer Services, Inc., Cl A * (b)                 14,000       764
Amdocs Ltd. *                                                  12,200       338
Automatic Data Processing, Inc.                                21,900       943
CDW Corp.                                                       5,800       342
CheckFree Corp. * (b)                                          29,700     1,123
Cisco Systems, Inc. *                                          30,000       538
Electronic Data Systems Corp. (b)                              16,000       359
EMC Corp. *                                                    33,000       427
First Data Corp.                                                8,200       328
LSI Logic Corp. *                                              32,200       317
Maxim Integrated Products, Inc.                                15,500       661
Microsoft Corp.                                                65,000     1,672
NCR Corp. *                                                    13,400       428
Nokia Corp. ADR                                                59,000       998
Oracle Corp. *                                                 62,000       768
Paychex, Inc.                                                  26,800       994
Scientific-Atlanta, Inc.                                       12,200       458
Texas Instruments, Inc. (b)                                    12,800       434
VeriSign, Inc. *                                               34,500       737
                                                                        -------
                                                                         12,629
                                                                        -------
MATERIALS (0.9%)
Rohm & Haas Co.                                                10,700       440
                                                                        -------
TELECOMMUNICATION SERVICES (1.0%)
SBC Communications, Inc. (b)                                   20,300       487
                                                                        -------
TOTAL COMMON STOCKS (COST $43,887)                                       46,858
                                                                        -------
SHORT-TERM INVESTMENT (14.7%)
CSFB Enhanced Liquidity Portfolio (c)                       6,941,850     6,942
                                                                        -------
TOTAL SHORT-TERM INVESTMENT (COST $6,942)                                 6,942
                                                                        -------

MONEY MARKET FUNDS (0.7%)
Federated Prime Value Obligations Fund, Cl I                  331,045       331
                                                                        -------
TOTAL MONEY MARKET FUNDS (COST $331)                                        331
                                                                        -------
TOTAL INVESTMENTS (COST $51,160) (A) - 114.8%                            54,131
LIABILITIES IN EXCESS OF OTHER ASSETS - (14.8)%                          (6,997)
                                                                        -------
NET ASSETS - 100.0%                                                     $47,134
                                                                        =======

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $51,176 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation ..................   $ 5,038
Unrealized Depreciation ..................    (2,083)
                                             -------
Unrealized Appreciation (Depreciation) ...   $ 2,955
                                             =======

(b) This security or a partial position of the security was on loan at September 30, 2005. The total value of securities on loan at September 30, 2005 in thousands was $6,758.

(c) This security was purchased with cash collateral held from securities lending.

ADR - American Depository Receipt
Cl - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC VARIABLE TRUST
INTERNATIONAL EQUITY FUND

Schedule of Portfolio Investments
September 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                 SHARES    VALUE
                                                                -------   ------
FOREIGN COMMON STOCKS (88.9%)
AUSTRALIA (3.7%)
Australia & New Zealand Banking Group Ltd.                        1,801   $   33
BlueScope Steel Ltd.                                              3,340       24
Downer EDI Ltd.                                                   1,800        8
Investa Property Group                                            7,325       12
Promina Group Ltd.                                                6,340       24
Qantas Airways Ltd.                                               7,435       19
Rio Tinto Group Ltd.                                                614       28
St. George Bank Ltd.                                              1,315       28
Westpac Banking Corp.                                             1,818       29
                                                                          ------
                                                                             205
                                                                          ------

BELGIUM (0.3%)
Fortis SA                                                           611       18
                                                                          ------

DENMARK (1.1%)
Danske Bank A/S                                                     882       27
TDC A/S                                                             625       34
                                                                          ------
                                                                              61
                                                                          ------

FINLAND (1.5%)
Fortum Corp.                                                      1,240       25
Nokia Corp., Cl A                                                 2,955       49
Tietoenator Oyj                                                     360       12
                                                                          ------
                                                                              86
                                                                          ------

FRANCE (9.5%)
Atos Origin SA *                                                    269       19
AXA                                                               1,610       44
BNP Paribas                                                         655       50
Bouygues SA                                                         304       14
Compagnie de Saint-Gobain                                           365       21
France Telecom SA                                                 1,290       37
Lafarge SA                                                          352       31
Pernod Ricard                                                       108       19
PSA Peugeot Citroen SA                                              128        9
Sanofi-Aventis                                                      407       34
Schneider Electric SA                                               283       22
Societe Generale                                                    363       41
SUEZ SA                                                           1,010       29
TOTAL SA                                                            288       79
VINCI SA *                                                          403       35
Vivendi Universal SA                                              1,313       43
                                                                          ------
                                                                             527
                                                                          ------

GERMANY (6.2%)
Adidas-Salomon AG                                                   154       27
Allianz AG                                                          275       37
BASF AG                                                             572       43
Bayer AG                                                            242        9
Continental AG                                                      281       23
Deutsche Bank AG                                                    280       26
Deutsche Post AG                                                    444       10
Deutsche Telekom AG                                               1,473       27

E.ON AG                                                             489       44
MAN AG                                                              424       22
METRO AG                                                            279       14
PUMA Rudolf Dassler Sport AG                                         21        6
SAP AG                                                              116       20
Schering AG                                                         440       28
Siemens AG                                                          115        9
                                                                          ------
                                                                             345
                                                                          ------

HONG KONG (2.4%)
Bank of East Asia Ltd.                                            1,264        4
Cheung Kong (Holdings) Ltd.                                       2,700       30
China Mobile Ltd.                                                 4,000       20
CNOOC Ltd.                                                       25,800       19
Hutchison Whampoa Ltd.                                            3,107       31
Orient Overseas (International) Ltd.                              3,960       15
Wing Hang Bank Ltd.                                               2,000       15
                                                                          ------
                                                                             134
                                                                          ------

IRELAND (0.4%)
CRH PLC                                                             903       24
                                                                          ------

ITALY (2.0%)
Banca Intesa SpA                                                  6,269       29
Eni SpA                                                           1,818       54
Mediaset SpA                                                      1,522       18
UniCredito Italiano SpA                                           2,135       12
                                                                          ------
                                                                             113
                                                                          ------

JAPAN (23.1%)
Aiful Corp.                                                         200       17
Aisin Seiki Co. Ltd.                                                400       11
Asahi Breweries Ltd.                                              1,200       15
Bank of Fukuoka Ltd. (The)                                        3,000       22
Brothers Industries Ltd.                                          2,000       18
Canon, Inc.                                                         500       27
Cosmo Oil Co. Ltd.                                                3,000       16
Daicel Chemical Industries Ltd.                                   5,000       32
Daihatsu Motor Co. Ltd.                                           1,000       10
Daiichi Sankyo Co. Ltd. *                                         1,400       29
Daiwa Securities Group, Inc.                                      2,000       16
East Japan Railway Co.                                                3       17
Electric Power Development Co. Ltd.                                 400       13
Hitachi Chemical Co. Ltd.                                           500       10
Honda Motor Co. Ltd.                                                402       23
Ibiden Co. Ltd.                                                     400       17
ITOCHU Corp.                                                      4,000       28
Japan Tobacco, Inc.                                                   2       32
JFE Holdings, Inc.                                                  600       20
Kawasaki Kisen Kaisha Ltd.                                        2,000       14
KDDI Corp.                                                            2       11
Komatsu Ltd.                                                      2,000       27
Kubota Corp.                                                      4,000       28
Matsushita Electric Industrial Co. Ltd.                           2,000       34
Matsushita Electric Works Ltd.                                    2,000       20
Mazda Motor Corp. (b)                                             4,000       18
Mitsubishi Corp.                                                  1,900       36
Mitsubishi Electric Corp.                                         4,000       26
Mitsubishi Estate Co. Ltd.                                        1,000       14
Mitsubishi Tokyo Financial Group, Inc.                                2       26
Mitsui Fudosan Co. Ltd.                                           2,000       30
Mitsui O.S.K. Lines Ltd.                                          2,000       16
Mitsui Trust Holdings, Inc.                                       2,000       28

Mizuho Financial Group, Inc.                                          4       25
Namco Bandai Holdings, Inc. *                                       600       10
Nidec Corp.                                                         100        6
Nidec Corp. W/I *                                                   100        6
Nippon Steel Corp.                                                6,000       23
Nippon Telegraph & Telephone Corp.                                    3       15
Nippon Yusen KK                                                   2,000       13
NSK Ltd.                                                          3,000       17
NTT DoCoMo, Inc.                                                     11       20
Okinawa Electric Power Co., Inc. (The)                              300       16
OMRON Corp.                                                         600       15
ORIX Corp.                                                          100       18
Osaka Gas Co. Ltd.                                                2,000        7
Resona Holdings, Inc. *                                               4       10
Ricoh Co. Ltd.                                                    1,000       16
Sankyo Co. Ltd.                                                     400       21
Sega Sammy Holdings, Inc.                                           300       12
Sega Sammy Holdings, Inc. W/I *                                     300       12
Shin-Etsu Chemical Co. Ltd.                                         300       13
Sompo Japan Insurance, Inc.                                       3,000       39
Sumitomo Corp.                                                    2,000       21
Sumitomo Metal Industries Ltd.                                    6,000       21
Sumitomo Mitsui Financial Group, Inc.                                 2       19
Takeda Pharmaceutical Co. Ltd.                                      500       30
Tanabe Seiyaku Co. Ltd.                                           1,000       10
Tohoku Electric Power Co., Inc.                                     400        9
Toyo Suisan Kaisha Ltd.                                           1,000       17
Toyota Motor Corp.                                                1,113       50
West Japan Railway Co.                                                6       23
Yamada Denki Co. Ltd.                                               300       23
Yamaha Corp.                                                        800       14
Yamaha Motor Co. Ltd.                                             1,200       25
                                                                          ------
                                                                           1,277
                                                                          ------

NETHERLANDS (3.1%)
ABN AMRO Holding NV                                               1,459       35
Akzo Nobel NV                                                       548       24
ING Groep NV                                                      1,543       46
Royal KPN NV                                                      3,177       28
Royal Philips Electronics NV                                      1,374       37
                                                                          ------
                                                                             170
                                                                          ------

NEW ZEALAND (0.5%)
Fletcher Building Ltd.                                            4,794       26
                                                                          ------

NORWAY (1.4%)
Orkla ASA                                                           890       34
Statoil ASA                                                       1,020       25
Telenor ASA                                                       2,050       18
                                                                          ------
                                                                              77
                                                                          ------

PORTUGAL (0.3%)
Energias de Portugal SA                                           5,629       16
                                                                          ------

SINGAPORE (0.8%)
Jurong Technologies Industrial Corp. Ltd.                         6,000        7
Singapore Petroleum Co. Ltd.                                      4,000       14
United Overseas Bank Ltd.                                         3,000       25
                                                                          ------
                                                                              46
                                                                          ------

SPAIN (2.6%)
Altadis SA                                                           89        4
Banco Santander Central Hispano SA                                3,635       48
Endesa SA                                                           313        8

Repsol YPF SA                                                     1,434       46
Telefonica SA                                                     1,864       31
Union Fenosa SA                                                     297       10
                                                                          ------
                                                                             147
                                                                          ------

SWEDEN (2.6%)
Autoliv, Inc.                                                       261       11
Nordea Bank AB                                                    3,010       30
Sandvik AB                                                          383       19
Svenska Handelsbanken AB, Cl A                                      980       23
Telefonaktiebolaget LM Ericsson                                  12,220       45
Volvo AB, Cl B                                                      350       15
                                                                          ------
                                                                             143
                                                                          ------

SWITZERLAND (5.3%)
Credit Suisse Group                                               1,065       47
Nestle SA                                                           194       57
Novartis AG                                                       1,478       74
Roche Holding Ltd.                                                  306       43
UBS AG                                                              478       41
Zurich Financial Services                                           202       34
                                                                          ------
                                                                             296
                                                                          ------

UNITED KINGDOM (22.1%)
Alliance UniChem PLC                                              1,502       23
Anglo American PLC                                                  888       26
Anglo Irish Bank Corp. PLC                                        1,570       21
AstraZeneca PLC                                                   1,453       68
Aviva PLC                                                         2,508       28
AWG PLC                                                             843       15
Balfour Beatty PLC                                                3,381       20
BHP Billiton PLC                                                  2,440       39
BP PLC                                                           11,340      134
BPB PLC                                                           1,097       14
Bradford & Bingley PLC                                            4,024       24
British Airways PLC *                                             5,434       28
British American Tobacco PLC                                      2,277       48
British Energy Group PLC *                                        4,800       41
BT Group PLC                                                      2,697       11
Corus Group PLC                                                   6,149        6
CRH PLC                                                             209        6
First Choice Holidays PLC                                         7,956       30
George Wimpey PLC                                                 2,869       22
GlaxoSmithKline PLC                                               2,422       62
HBOS PLC                                                          3,456       52
HSBC Holdings PLC                                                 6,290      102
Old Mutual PLC                                                    7,334       18
Pilkington PLC                                                    6,923       17
Royal & Sun Alliance Insurance Group PLC                          4,900        8
Royal Bank of Scotland Group PLC (The)                            2,617       74
Royal Dutch Shell PLC, Cl A                                       2,918       96
Royal Dutch Shell PLC, Cl B                                         802       28
SABMiller PLC                                                       997       19
Tesco PLC                                                         6,340       35
Vodafone Group PLC                                               41,973      108
                                                                          ------
                                                                           1,223
                                                                          ------
TOTAL FOREIGN COMMON STOCKS (COST $3,524)                                  4,934
                                                                          ------

SHORT-TERM INVESTMENTS (5.2%)
Brown Brothers Harriman & Co.,                                  280,591      281
Cayman Islands Cash Sweep

CSFB Enhanced Liquidity Portfolio (c)                             8,370        8
                                                                          ------
TOTAL SHORT-TERM INVESTMENTS (COST $289)                                     289
                                                                          ------

TOTAL INVESTMENTS (COST $3,813) (A) - 94.1%                                5,223
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.9%                                 328
                                                                          ------
NET ASSETS - 100.0%                                                       $5,551
                                                                          ======

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $3,951 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation ..................   $1,284
Unrealized Depreciation ..................      (12)
                                             ------
Unrealized Appreciation (Depreciation) ...   $1,272
                                             ======

(b) This security was purchased with cash collateral held from securities lending.

(c) This security or a partial position of the security was on loan at September 30, 2005. The total value of securities on loan at September 30, 2005 in thousands was $8.

Cl - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC VARIABLE TRUST
MID-CAP EQUITY FUND

Schedule of Portfolio Investments
September 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                              SHARES      VALUE
                                                            ---------   --------
COMMON STOCKS (97.7%)
CONSUMER DISCRETIONARY (13.5%)
American Eagle Outfitters, Inc.                                 4,310   $   101
Black & Decker Corp. (The)                                      1,584       130
BorgWarner, Inc.                                                  968        55
Brunswick Corp.                                                 1,453        55
Claire's Stores, Inc.                                           2,589        62
Darden Restaurants, Inc.                                        3,142        95
Dex Media, Inc.                                                 2,359        66
Federated Department Stores, Inc.                               1,096        73
Hilton Hotels Corp.                                             6,124       137
J.C. Penney Co., Inc.                                           1,792        85
Lennar Corp., Cl A (b)                                          2,350       140
Liz Claiborne, Inc.                                             3,091       122
M.D.C. Holdings, Inc. (b)                                       1,351       107
McGraw-Hill Cos., Inc. (The)                                    4,997       240
MGM Mirage *                                                    2,103        92
Nordstrom, Inc.                                                 3,174       109
Ryland Group, Inc. (The)                                        1,127        77
Scholastic Corp. * (b)                                          3,821       141
Sherwin-Williams Co. (The)                                      2,131        94
Standard Pacific Corp.                                          2,738       114
                                                                        -------
                                                                          2,095
                                                                        -------

CONSUMER STAPLES (4.4%)
Archer Daniels Midland Co.                                      3,118        77
Pepsi Bottling Group, Inc. (The)                                4,032       115
Pilgrim's Pride Corp.                                           4,734       172
Reynolds American, Inc.                                         1,905       158
Smithfield Foods, Inc. *                                        5,043       150
                                                                        -------
                                                                            672
                                                                        -------

ENERGY (8.7%)
Amerada Hess Corp. (b)                                          1,508       207
Cooper Cameron Corp. *                                          1,314        97
Devon Energy Corp. (b)                                          2,286       157
Marathon Oil Corp.                                              2,102       145
Murphy Oil Corp.                                                2,145       107
Newfield Exploration Co. *                                      3,159       155
Pride International, Inc. *                                     3,649       104
Tidewater, Inc.                                                 2,637       128
Valero Energy Corp.                                             1,235       140
Weatherford International Ltd. *                                1,410        97
                                                                        -------
                                                                          1,337
                                                                        -------

FINANCIALS (17.6%)
American Capital Strategies Ltd.                                3,086       113
Arch Capital Group Ltd. *                                         904        45
Bear Stearns & Co., Inc.                                        1,911       209
Brandywine Realty Trust                                         2,567        80
CBL & Associates Properties, Inc.                               2,316        95
CIT Group, Inc.                                                 3,414       154
Comerica, Inc.                                                  1,633        96
E*TRADE Financial Corp. *                                       4,525        80
General Growth Properties, Inc. (b)                             2,909       131

IndyMac Bancorp, Inc.                                           3,097       123
KeyCorp                                                         3,816       123
Lexington Corp. Properties Trust (b)                            5,212       123
Lincoln National Corp.                                          3,080       160
MBIA, Inc. (b)                                                  1,759       107
MGIC Investment Corp. (b)                                       1,881       121
North Fork Bancorporation, Inc.                                 5,643       144
Old Republic International Corp.                                2,499        67
PartnerRe Ltd.                                                  2,268       145
PMI Group, Inc. (The)                                           2,349        94
Radian Group, Inc.                                              1,418        75
St. Paul Travelers Cos., Inc. (The)                             2,881       129
Student Loan Corp. (The)                                          401        95
Ventas, Inc.                                                    4,331       139
Zions Bancorp                                                   1,160        83
                                                                        -------
                                                                          2,731
                                                                        -------

HEALTH CARE (11.7%)
Allergan, Inc.                                                    779        71
Becton, Dickinson & Co.                                         1,290        68
Biogen Idec, Inc. *                                             1,811        71
Caremark Rx, Inc. *                                                20         1
CIGNA Corp.                                                     1,460       172
Coventry Health Care, Inc. *                                    2,346       203
Edwards Lifesciences Corp. *                                    1,489        66
Express Scripts, Inc. *                                         1,526        95
Genzyme Corp. *                                                 1,988       142
Health Management Associates, Inc., Cl A                        5,662       133
Hospira, Inc. *                                                 2,253        92
Humana, Inc. *                                                  2,198       105
Laboratory Corp. of America Holdings * (b)                      2,960       144
Medco Health Solutions, Inc. *                                  1,067        59
Protein Design Labs, Inc. *                                     3,206        90
Sepracor, Inc. * (b)                                            1,051        62
Thermo Electron Corp. * (b)                                     3,574       110
Waters Corp. *                                                  1,353        56
Watson Pharmaceuticals, Inc. * (b)                              1,745        64
                                                                        -------
                                                                          1,804
                                                                        -------

INDUSTRIALS (11.4%)
Arrow Electronics, Inc. *                                       2,589        81
Deere & Co.                                                     1,471        90
Eaton Corp.                                                     3,277       208
Goodrich Corp.                                                  1,849        82
H & R Block, Inc.                                               6,472       155
Hughes Supply, Inc.                                             4,614       150
PACCAR, Inc.                                                    2,296       156
Parker Hannifin Corp.                                           1,608       103
R.R. Donnelley & Sons Co.                                       3,790       140
Rockwell Collins, Inc.                                          1,591        77
Ryder System, Inc.                                              3,056       105
Southwest Airlines Co.                                         12,449       185
Textron, Inc.                                                   1,179        85
Timken Co. (The)                                                4,713       140
                                                                        -------
                                                                          1,757
                                                                        -------

INFORMATION TECHNOLOGY (15.4%)
ADC Telecommunications, Inc. *                                  1,104        25
Alliance Data Systems Corp. *                                   2,397        94
Amphenol Corp., Cl A                                            2,689       108
Autodesk, Inc.                                                  1,896        88
Check Point Software Technologies                               3,756        91

Ltd. *
Citrix Systems, Inc. *                                          3,660        92
Compuware Corp. *                                               9,838        93
Corning, Inc. *                                                 5,272       102
Fair Isaac Corp.                                                2,011        90
Global Payments, Inc.                                           1,472       114
Juniper Networks, Inc. *                                        3,407        81
KLA-Tencor Corp.                                                2,092       102
Lam Research Corp. *                                            2,792        85
Linear Technology Corp.                                         2,140        80
McAfee, Inc. * (b)                                              4,147       130
MEMC Electronic Materials, Inc. *                               4,862       111
National Semiconductor Corp.                                    4,677       123
NCR Corp. *                                                     3,276       105
Novellus Systems, Inc.                                          2,662        67
NVIDIA Corp. *                                                  1,763        60
QLogic Corp. *                                                  1,853        63
Scientific-Atlanta, Inc.                                        3,696       140
Symantec Corp. *                                                5,410       123
Western Digital Corp. *                                         6,743        87
Xerox Corp. *                                                  10,331       142
                                                                        -------
                                                                          2,396
                                                                        -------

MATERIALS (5.1%)
FMC Corp. *                                                     1,348        77
Foundation Coal Holdings, Inc.                                  1,253        48
Louisiana-Pacific Corp.                                         3,907       108
Lubrizol Corp. (The)                                            2,810       122
Lyondell Chemical Co.                                           4,751       136
Phelps Dodge Corp.                                              1,480       192
United States Steel Corp. (b)                                   2,587       110
                                                                        -------
                                                                            793
                                                                        -------

REITS (1.3%)
Simon Property Group, Inc.                                        815        60
SL Green Realty Corp.                                           1,940       133
                                                                        -------
                                                                            193
                                                                        -------

TELECOMMUNICATION SERVICES (0.8%)
Citizens Communications Co. (b)                                 8,706       118
                                                                        -------

UTILITIES (7.8%)
AES Corp. (The) *                                               7,149       117
Allegheny Energy, Inc. *                                        4,741       147
American Electric Power Co., Inc.                               2,634       105
CenterPoint Energy, Inc.                                        7,086       105
Edison International                                            3,627       172
Equitable Resources, Inc.                                       1,594        62
ONEOK, Inc. (b)                                                 2,913        99
PG&E Corp.                                                      3,184       125
Sempra Energy                                                   3,028       142
UGI Corp.                                                       4,412       124
                                                                        -------
                                                                          1,198
                                                                        -------
TOTAL COMMON STOCKS (COST $12,754)                                       15,094
                                                                        -------

SHORT-TERM INVESTMENT (12.3%)
CSFB Enhanced Liquidity Portfolio (c)                       1,899,250     1,899
                                                                        -------

TOTAL SHORT-TERM INVESTMENT (COST $1,899)                                 1,899
                                                                        -------

MONEY MARKET FUNDS (4.5%)
Federated Prime Value Obligations Fund, Cl I                  692,491       692
                                                                        -------

TOTAL MONEY MARKET FUNDS (COST $692)                                        692
                                                                        -------

TOTAL INVESTMENTS (COST $15,345) (A) - 114.5%                            17,685
LIABILITIES IN EXCESS OF OTHER ASSETS - (14.5)%                          (2,246)
                                                                        -------
NET ASSETS - 100.0%                                                     $15,439
                                                                        =======

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $15,349 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation ..............................................   $2,561
Unrealized Depreciation ..............................................     (225)
                                                                         ------
Unrealized Appreciation (Depreciation) ...............................   $2,336
                                                                         ======

(d) This security or a partial position of the security was on loan at September 30, 2005. The total value of securities on loan at September 30, 2005 in thousands was $1,862.

(e) This security was purchased with cash collateral held from securities lending.

Cl - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC VARIABLE TRUST
SMALL CAP VALUE EQUITY FUND
Schedule of Portfolio Investments
September 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                              SHARES      VALUE
                                                            ---------   --------
COMMON STOCKS (95.0%)
CONSUMER DISCRETIONARY (15.7%)
ADESA, Inc.                                                     9,246   $   204
ArvinMeritor, Inc.                                             13,800       231
Bassett Furniture Industries, Inc.                              6,400       119
Benetton Group SpA ADR                                          7,500       160
BorgWarner, Inc.                                                4,700       265
Brown Shoe Co., Inc.                                            5,100       168
CBRL Group, Inc. (b)                                            5,400       182
CKE Restaurants, Inc.                                          40,800       538
Intrawest Corp.                                                16,800       459
Lithia Motors, Inc.                                            15,800       458
Makita Corp. ADR                                               15,952       326
Meredith Corp.                                                  2,800       140
Movado Group, Inc.                                             19,700       369
Natuzzi SpA ADR                                                15,700       129
Stanley Furniture Co., Inc.                                     2,800        73
United Auto Group, Inc.                                        12,400       410
Winnebago Industries, Inc. (b)                                  7,700       223
                                                                        -------
                                                                          4,454
                                                                        -------

CONSUMER STAPLES (3.6%)
Church & Dwight Co., Inc.                                      12,650       467
Corn Products International, Inc.                              11,300       228
J.M. Smucker Co. (The)                                          6,875       334
                                                                        -------
                                                                          1,029
                                                                        -------

ENERGY (3.6%)
Arch Coal, Inc.                                                 2,500       169
CHC Helicopter Corp.                                           25,300       544
Tidewater, Inc.                                                 6,100       297
                                                                        -------
                                                                          1,010
                                                                        -------

FINANCIALS (16.9%)
American Financial Group, Inc. (b)                              6,600       224
BankAtlantic Bancorp, Inc.                                     14,700       250
Banner Corp.                                                    3,800       101
City National Corp.                                             3,400       238
Cohen & Steers, Inc.                                           15,500       310
Colonial BancGroup, Inc. (The)                                 12,700       284
Federal Agricultural Mortgage Corp., Cl C (b)                   2,811        68
Glacier Bancorp, Inc.                                           7,922       245
HCC Insurance Holdings, Inc.                                   15,300       437
Horizon Financial Corp.                                         7,256       160
Hub International Ltd.                                         20,200       458
International Bancshares Corp.                                  4,500       134
Investors Financial Services Corp. (b)                          8,000       263
Jefferies Group, Inc.                                           5,600       244
National Interstate Corp.                                       4,105        71
PXRE Group Ltd.                                                 5,300        71
Scottish Re Group Ltd. (b)                                      5,400       129
Seacoast Banking Corp. of Florida                               6,710       157
South Financial Group, Inc. (The) (b)                           9,400       252

StanCorp Financial Group, Inc.                                  4,000       337
Washington Federal, Inc.                                        8,665       195
West Coast Bancorp                                              7,076       177
                                                                        -------
                                                                          4,805
                                                                        -------

HEALTH CARE (4.8%)
Cooper Cos., Inc. (The)                                        10,700       819
Invacare Corp.                                                  1,700        71
PerkinElmer, Inc.                                              13,500       275
Perrigo Co.                                                    14,300       205
                                                                        -------
                                                                          1,370
                                                                        -------

INDUSTRIALS (27.1%)
ABM Industries, Inc.                                            6,900       144
American Woodmark Corp.                                         3,869       130
Apogee Enterprises, Inc.                                        6,900       118
Baldor Electric Co. (b)                                         9,900       251
Briggs & Stratton Corp.                                         9,600       332
Brink's Co. (The)                                               9,400       386
Cummins, Inc.                                                   3,300       290
ElkCorp                                                         6,497       232
Embraer-Empresa Brasileira de Aeronautica SA ADR                7,613       294
Engineered Support Systems, Inc.                                7,050       289
Forward Air Corp.                                               8,802       324
Freightcar America, Inc.                                        5,200       212
Gol Linhas Aereas Inteligentes SA ADR (b)                       8,228       267
Graco, Inc.                                                    19,600       673
Granite Construction, Inc.                                     10,100       386
Greenbrier Cos., Inc.                                           5,000       166
Heartland Express, Inc.                                        13,300       271
Lan Airlines SA ADR                                             7,500       233
Lennox International, Inc.                                     12,714       348
LSI Industries, Inc.                                           19,662       374
Mine Safety Appliances Co.                                      1,800        70
MSC Industrial Direct Co., Inc., Cl A (b)                       7,700       255
Oshkosh Truck Corp.                                             5,000       216
Portec Rail Products, Inc.                                      4,400        61
Quixote Corp.                                                  15,100       323
Ryder System, Inc.                                              7,000       240
Supreme Industries, Inc., Cl A                                  1,700        16
Valmont Industries, Inc.                                       10,900       320
Wabtec Corp.                                                   18,000       491
                                                                        -------
                                                                          7,712
                                                                        -------

INFORMATION TECHNOLOGY (12.6%)
Factset Research Systems, Inc.                                 12,600       444
Fair Isaac Corp.                                               18,300       820
Harris Corp.                                                   23,354       976
Jack Henry & Associates, Inc.                                  14,400       279
Keithley Instruments, Inc.                                      8,800       128
Lowrance Electronics, Inc. (b)                                  6,100       155
Nam Tai Electronics, Inc.                                      12,800       326
Reynolds & Reynolds Co. (The), Cl A                            16,701       458
                                                                        -------
                                                                          3,586
                                                                        -------

MATERIALS (9.5%)
Agnico-Eagle Mines Ltd.                                        16,100       238
Airgas, Inc.                                                   20,700       614
Allegheny Technologies, Inc.                                   11,900       369
Cambrex Corp.                                                  13,100       248
Foundation Coal Holdings, Inc.                                  2,400        92

RPM International, Inc.                                        14,600       269
Sappi Ltd. ADR                                                 26,500       312
Scotts Miracle-Gro Co. (The), Cl A                              3,500       308
Valspar Corp. (The)                                            11,000       246
                                                                        -------
                                                                          2,696
                                                                        -------

UTILITIES (1.2%)
Companhia de Saneamento Basico ADR                             20,200       351
                                                                        -------
TOTAL COMMON STOCKS (COST $20,295)                                       27,013
                                                                        -------

SHORT-TERM INVESTMENT (6.9%)
CSFB Enhanced Liquidity Portfolio (c)                       1,963,966     1,964
                                                                        -------
TOTAL SHORT-TERM INVESTMENT (COST $1,964)                                 1,964
                                                                        -------

MONEY MARKET FUNDS (5.0%)
Federated Government Obligations Fund                         177,766       178
Federated Prime Value Obligations Fund, Cl I                1,236,701     1,236
                                                                        -------
TOTAL MONEY MARKET FUNDS (COST $1,414)                                    1,414
                                                                        -------

TOTAL INVESTMENTS (COST $23,673) (A) - 106.9%                            30,391
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.9)%                           (1,951)
                                                                        -------
NET ASSETS - 100.0%                                                     $28,440
                                                                        =======

----------

*    Non-income producing security.

(a) Cost for federal income tax purposes is $23,673 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation ..................   $7,337
Unrealized Depreciation ..................     (619)
                                             ------
Unrealized Appreciation (Depreciation) ...   $6,718
                                             ======

(f) This security or a partial position of the security was on loan at September 30, 2005. The total value of securities on loan at September 30, 2005 in thousands was $1,910.

(g) This security was purchased with cash collateral held from securities lending.

ADR - American Depository Receipt
Cl - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC VARIABLE TRUST
INVESTMENT GRADE BOND FUND

Schedule of Portfolio Investments
September 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                            SHARES
                                                              OR
                                                           PRINCIPAL
                                                            AMOUNT      VALUE
                                                          ----------   -------
ASSET BACKED SECURITIES (10.7%)
AUTOMOBILE ABS (5.4%)
Americredit Automobile Receivables                        $      236   $   234
Trust, Ser 2002-D, Cl A4, 3.400%,
04/13/09
Daimler Chrysler Auto Trust, Ser 2003,                            38        38
Cl A3, 2.120%, 11/08/06
Daimler Chrysler Auto Trust, Ser                                 250       248
2004-B, Cl A3, 3.180%, 09/08/08
Onyx Acceptance Auto Trust, Ser                                  250       246
                                                                       -------
2003-D, Cl A4, 3.200%, 03/15/10                                            766
                                                                       -------

CREDIT CARD ABS (5.3%)
American Express Credit Account Master                           250       251
Trust, Ser 2002-3, Cl A, 5.530%,
10/15/08
Bank One Issuance Trust, Ser 2002, Cl                            250       250
A4, 2.940%, 06/16/08
Fleet Credit Card Master Trust II, Ser                           250       249
2003, Cl A, 2.400%, 07/15/08 (e)                                           750
                                                                       -------
TOTAL ASSET BACKED SECURITIES (COST $1,518)                              1,516
                                                                       -------

CORPORATE BONDS (17.0%)
AEROSPACE/DEFENSE                                                         (0.5%)
United Technologies Corp., 4.875%,                                65        65
05/01/15
                                                                       -------

AIRLINES (0.2%)
Southwest Airlines Co., 5.125%,                                   35        33
03/01/17 (b)
                                                                       -------

AUTO MANUFACTURERS (0.2%)
DaimlerChrysler NA Holdings, 8.500%,                              20        24
01/18/31 (b)
                                                                       -------
BANKS (0.6%)
Bank of America Corp., 7.400%,                                    80        89
01/15/11
                                                                       -------

BEVERAGES (0.2%)
Molson Coors Capital Finance ULC,                                 25        25
4.850%, 09/22/10 (d)
                                                                       -------

COMMERCIAL SERVICES (0.2%)
ERAC USA Finance Co., 5.600%,                                     30        30
05/01/15 (d)
                                                                       -------
COMPUTERS (0.1%)
NCR Corp., 7.125%, 06/15/09                                       20        21
                                                                       -------

DIVERSIFIED FINANCIAL SERVICES (5.6%)
CIT Group, Inc., 5.125%, 09/30/14                                 65        65
Citigroup, Inc., 5.125%, 05/05/14                                 30        30
Citigroup, Inc., 5.850%, 12/11/34                                 45        47
Fund American Cos., Inc., 5.875%, 05/15/13                        85        85
Goldman Sachs Group, Inc. (The), 4.750%, 07/15/13                 90        88
HSBC Holdings PLC, 7.625%, 05/17/32                               35        44
John Deere Capital Corp., 3.900%, 01/15/08                        15        15
JPMorgan Chase & Co., 6.625%, 03/15/12                           100       109
Lazard Group LLC, 7.125%, 05/15/15 (d)                           175       174
Morgan Stanley, 5.300%, 03/01/13                                 115       116
                                                                       -------
                                                                           773
                                                                       -------

ELECTRIC (1.1%)
Exelon Corp., 5.625%, 06/15/35                                   100        92
Pacific Gas & Electric Co., 6.050%, 03/01/34                      65        68
                                                                       -------
                                                                           160

ENTERTAINMENT (0.2%)
GTECH Holdings Corp., 4.750%, 10/15/10                            30        27
                                                                       -------

INSURANCE (0.1%)
Metlife, Inc., 5.700%, 06/15/35                                   15        15
                                                                       -------
INVESTMENT COMPANIES (0.2%)
Credit Suisse First Boston USA, Inc., 6.500%, 01/15/12            30        32
                                                                       -------

LEISURE TIME (0.1%)
Harley Davidson Funding Corp., 3.625%, 12/15/08 (d)               20        19

                                                                       -------

LODGING (0.1%)
Harrah's Operating Co., Inc., 5.375%, 12/15/13 (b)                20        20
                                                                       -------

MEDIA (1.9%)
Comcast Cable Communications, Inc., 7.125%, 06/15/13              70        79
Comcast Cable Communications, Inc., 7.050%, 03/15/33              10        11
Cox Communications, Inc., 4.625%, 06/01/13                        35        33
News America Holdings, Inc., 9.250%, 02/01/13                     30        37
News America Holdings, Inc., 6.200%, 12/15/34                     20        20
Time Warner, Inc., 7.625%, 04/15/31                               65        76
                                                                       -------
                                                                           256
                                                                       -------

MINING (1.0%)
Alcan, Inc., 5.750%, 06/01/35                                     30        29
Codelco, Inc., 5.500%, 10/15/13 (d)                               45        46
Inco Ltd., 5.700%, 10/15/15                                       60        62
                                                                       -------
                                                                           137
                                                                       -------

MISCELLANEOUS MANUFACTURER (1.2%)
General Electric Co., 5.000%, 02/01/13                           165       166
                                                                       -------

OIL & GAS (1.0%)
Devon Energy Corp., 10.250%, 11/01/05                              5         5
Devon Financing Corp. ULC, 7.875%, 09/30/31                       45        57
Enterprise Products Operating LP, Ser B, 6.875%,
   03/01/33                                                       30        32
Motiva Enterprises LLC, 5.200%, 09/15/12 (d)                      15        15
Valero Energy Corp., 7.500%, 04/15/32                             30        36
                                                                       -------
                                                                           145

PIPELINES (0.8%)
Centerpoint Energy Resources Corp., Ser B, 7.875%,
   04/01/13                                                       50        58
K N Capital Trust III, 7.630%, 04/15/28                           40        45
Kinder Morgan, Inc., 7.250%, 03/01/28                             15        17
                                                                       -------
                                                                           120
                                                                       -------

REITS (0.1%)
Simon Property Group LP, 6.375%, 11/15/07                         15        15
                                                                       -------

RETAIL (0.1%)
Federated Department Stores, Inc., 6.900%, 04/01/29               15        16
                                                                       -------

TELECOMMUNICATIONS (1.5%)
France Telecom SA, 8.500%, 03/01/31(e)                            25        34
SBC Communications, Inc., 6.450%, 06/15/34                        30        32
Telecom Italia Capital SA, 5.250%, 10/01/15                       80        79
Verizon Global Funding Corp., 7.750%, 12/01/30                    60        73
                                                                       -------
                                                                           218
TOTAL CORPORATE BONDS (COST $2,400)                                      2,406
                                                                       -------
U.S. GOVERNMENT AGENCIES (14.7%)
FREDDIE MAC (14.7%)
3.750%, 04/15/07                                               2,100     2,081
                                                                       -------
TOTAL U.S. GOVERNMENT AGENCIES (COST $2,090)                             2,081
                                                                       -------
U.S. TREASURY OBLIGATIONS (54.4%)
U.S. TREASURY BONDS (9.8%)
5.375%, 02/15/31 (b)                                           1,235     1,384
                                                                       -------
U.S. TREASURY INFLATION PROTECTED NOTES/BONDS (3.1%)
1.625%, 01/15/15                                                 435       440
                                                                       -------
U.S. TREASURY NOTES (41.5%)
1.625%, 10/31/05 (b)                                              75        75
4.000%, 08/31/07 (b)                                           1,235     1,231
5.625%, 05/15/08 (b)                                             165       171
4.125%, 08/15/08                                                  40        40
3.125%, 04/15/09                                                 190       183

6.000%, 08/15/09 (b)                                           1,965     2,089
4.125%, 08/15/10 (b)                                             550       548
4.250%, 08/15/13 (b)                                           1,280     1,275
4.250%, 08/15/15 (b)                                             285       283
                                                                       -------
                                                                         5,895
                                                                       -------
TOTAL U.S. TREASURY OBLIGATIONS (COST $7,729)                            7,719
                                                                       -------

SHORT-TERM INVESTMENTS (41.4%)

CSFB Enhanced Liquidity Portfolio (c)                      5,871,784     5,872
                                                                       -------

TOTAL SHORT-TERM INVESTMENTS (COST $5,872)                               5,872
                                                                       -------

MONEY MARKET FUNDS (0.5%)
Federated Prime Value Money Market Fund                       69,171        69
                                                                       -------

TOTAL MONEY MARKET FUNDS (COST $69)                                         69
                                                                       -------
TOTAL INVESTMENTS (COST $19,678) (A) - 138.7%                           19,663
LIABILITIES IN EXCESS OF OTHER ASSETS - (38.7)%                         (5,482)
                                                                       -------
NET ASSETS - 100.0%                                                    $14,181
                                                                       =======

----------
(a) Cost for federal income tax purposes is $19,709 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $  76
Unrealized Depreciation..................    (122)
                                            -----
Unrealized Appreciation (Depreciation)...   $ (46)
                                            =====

(b) This security or a partial position of the security was on loan at September 30, 2005. The total value of securities on loan at September 30, 2005 in thousands was $5,692.

(c) This security was purchased with cash collateral held from securities lending.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e) Variable rate security. Rate presented represents rate in effect at September 30, 2005. Maturity date represents actual maturity date.

Cl - Class
LLC - Limited Liability Company
LP - Limited Partnership
REIT - Real Estate Investment Trust
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC VARIABLE TRUST
LARGE CAP VALUE EQUITY FUND

Schedule of Portfolio Investments
September 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                              SHARES      VALUE
                                                            ---------   --------
COMMON STOCKS (98.6%)
CONSUMER DISCRETIONARY (8.3%)
Dow Jones & Co., Inc.                                          16,950   $   647
Gannett Co., Inc. (b)                                          10,850       747
Leggett & Platt, Inc.                                          24,691       499
Mattel, Inc.                                                   26,200       437
OfficeMax, Inc.                                                10,100       320
Stanley Works (The)                                             8,834       412
Viacom, Inc., Cl B                                              6,050       200
                                                                        -------
                                                                          3,262
                                                                        -------

CONSUMER STAPLES (9.5%)
Colgate-Palmolive Co.                                          15,150       799
Estee Lauder Cos., Inc. (The), Cl A                             5,600       195
General Mills, Inc.                                             9,450       455
H.J. Heinz Co.                                                 13,150       481
J.M. Smucker Co. (The)                                          6,838       332
Kimberly-Clark Corp.                                           10,650       634
Kraft Foods, Inc., Cl A (b)                                     6,400       196
PepsiCo, Inc.                                                  11,250       638
                                                                        -------
                                                                          3,730
                                                                        -------

ENERGY (8.0%)
BP PLC ADR (b)                                                 11,650       825
Chevron Corp.                                                  13,450       871
Exxon Mobil Corp.                                              13,550       861
Marathon Oil Corp.                                              8,550       589
                                                                        -------
                                                                          3,146
                                                                        -------

FINANCIALS (24.3%)
A.G. Edwards, Inc.                                              7,300       320
Astoria Financial Corp.                                        13,800       365
Bank of America Corp.                                          19,700       830
Bank of New York Co., Inc. (The)                               23,050       678
Bear Stearns & Co., Inc.                                        5,900       648
Citigroup, Inc.                                                14,041       639
Colonial BancGroup, Inc. (The)                                 12,950       290
Comerica, Inc.                                                  6,934       408
Compass Bancshares, Inc.                                        6,660       305
FirstMerit Corp.                                               10,724       287
Huntington Bancshares, Inc.                                    12,955       291
JPMorgan Chase & Co.                                           17,445       592
KeyCorp                                                        12,100       390
Merrill Lynch & Co., Inc.                                       5,250       322
Morgan Stanley                                                  5,900       318
Northern Trust Corp.                                            8,650       437
PNC Financial Services Group, Inc.                              3,600       209
(The)
Provident Financial Services, Inc.                             19,250       339
Regions Financial Corp.                                        12,453       388
South Financial Group, Inc. (The)                              10,807       290
Wachovia Corp.                                                 12,100       576
Washington Mutual, Inc. (b)                                    15,400       604
                                                                        -------
                                                                          9,526
                                                                        -------

HEALTH CARE (9.9%)
Abbott Laboratories                                            19,800       840
Becton, Dickinson & Co.                                         9,350       490
Johnson & Johnson                                               7,750       490
PerkinElmer, Inc.                                              17,314       353
Pfizer, Inc.                                                   32,450       810
Wyeth                                                          19,100       884
                                                                        -------
                                                                          3,867
                                                                        -------

INDUSTRIALS (17.8%)
3M Co.                                                          4,150       304
Emerson Electric Co.                                           11,650       836
General Electric Co.                                           23,350       786
Honeywell International, Inc.                                  21,000       788
Hubbell, Inc., Cl B                                             6,583       309
Illinois Tool Works, Inc.                                       3,600       296
MSC Industrial Direct Co., Inc., Cl A
(b)                                                             8,400       279
Pall Corp.                                                     13,934       383
Parker Hannifin Corp.                                           3,500       225
Pentair, Inc.                                                   8,000       292
Pitney Bowes, Inc.                                              7,183       300
R.R. Donnelley & Sons Co.                                      11,626       431
Rockwell Automation, Inc.                                      10,050       532
Ryder System, Inc.                                              8,450       289
United Parcel Service, Inc., Cl B                               8,800       608
Waste Management, Inc.                                         11,450       328
                                                                        -------
                                                                          6,986
                                                                        -------

INFORMATION TECHNOLOGY (4.0%)
Automatic Data Processing, Inc.                                12,000       517
Harris Corp.                                                    8,837       369
Jack Henry & Associates, Inc.                                  16,016       311
Tektronix, Inc.                                                13,950       352
                                                                        -------
                                                                          1,549
                                                                        -------

MATERIALS (10.5%)
Alcoa, Inc.                                                    22,850       558
Ashland, Inc.                                                   2,084       115
Bemis Co., Inc.                                                11,550       285
Cytec Industries, Inc.                                          7,900       343
Domtar, Inc.                                                   39,920       256
E.I. du Pont de Nemours & Co.                                  17,050       668
Engelhard Corp.                                                11,054       309
International Paper Co.                                        13,200       393
MeadWestvaco Corp.                                             10,550       291
Sappi Ltd. ADR                                                 32,617       385
Sigma-Aldrich Corp.                                             3,306       212
Valspar Corp. (The)                                            13,100       293
                                                                        -------
                                                                          4,108
                                                                        -------

TELECOMMUNICATION SERVICES (6.3%)
BellSouth Corp.                                                29,700       781
SBC Communications, Inc. (b)                                   35,750       857
Verizon Communications, Inc.                                   25,640       838
                                                                        -------
                                                                          2,476
                                                                        -------
TOTAL COMMON STOCKS (COST $36,063)                                       38,650
                                                                        -------

SHORT-TERM INVESTMENT (8.8%)
CSFB Enhanced Liquidity Portfolio (c)                       3,441,325     3,441
                                                                        -------

TOTAL SHORT-TERM INVESTMENT (COST $3,441)                                 3,441
                                                                        -------

MONEY MARKET FUNDS (1.2%)
Federated Prime Value Obligations Fund, Cl I                  487,020       487
                                                                        -------
TOTAL MONEY MARKET FUNDS (COST $487)                                        487
                                                                        -------

TOTAL INVESTMENTS (COST $39,991) (A) - 108.6%                            42,578
LIABILITIES IN EXCESS OF OTHER ASSETS - (8.6)%                           (3,364)
                                                                        -------
NET ASSETS - 100.0%                                                     $39,214
                                                                        =======

----------
(a) Cost for federal income tax purposes is $40,018 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..............................................   $ 3,752
Unrealized Depreciation..............................................    (1,192)
                                                                        -------
Unrealized Appreciation (Depreciation)...............................   $ 2,560
                                                                        =======

(b) This security or a partial position of the security was on loan at September 30, 2005. The total value of securities on loan at September 30, 2005 in thousands was $3,347.

(c) This security was purchased with cash collateral held from securities lending.

ADR - American Depository Receipt
Cl - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC VARIABLE TRUST
LARGE CAP RELATIVE VALUE FUND

Schedule of Portfolio Investments
September 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES     VALUE
                                                              -------   --------
COMMON STOCKS (99.4%)
CONSUMER DISCRETIONARY  (8.1%)
Advance Auto Parts, Inc. *                                      4,500   $   174
Gannett Co., Inc. (b)                                           2,000       138
Kohl's Corp. *                                                  1,000        50
Lowe's Cos., Inc.                                               2,500       161
Target Corp.                                                    1,500        78
Viacom, Inc., Cl B                                              7,000       231
Walt Disney Co. (The)                                           6,000       145
                                                                        -------
                                                                            977
                                                                        -------

CONSUMER STAPLES (10.7%)
Archer Daniels Midland Co.                                      5,000       123
Clorox Co. (The)                                                1,800       100
Diageo PLC ADR (b)                                              3,500       203
Estee Lauder Cos., Inc. (The), Cl A                             3,000       104
Kimberly-Clark Corp.                                            1,000        60
PepsiCo, Inc.                                                   2,000       113
Sara Lee Corp.                                                  4,000        76
Unilever PLC ADR                                                4,000       169
Wal-Mart Stores, Inc.                                           5,000       220
Wm. Wrigley Jr. Co.                                             1,600       115
                                                                        -------
                                                                          1,283
                                                                        -------

ENERGY (9.4%)
Anadarko Petroleum Corp.                                        1,000        96
Baker Hughes, Inc.                                              3,200       191
Burlington Resources, Inc.                                      2,000       163
Chevron Corp.                                                   2,000       129
ConocoPhillips                                                  2,400       168
Exxon Mobil Corp.                                               3,000       191
Royal Dutch Shell PLC ADR, Cl A                                 3,000       196
                                                                        -------
                                                                          1,134
                                                                        -------

FINANCIALS (23.2%)
American International Group, Inc.                              3,000       186
Bank of America Corp.                                           4,000       168
Berkshire Hathaway, Inc., Cl B *                                   75       205
Cincinnati Financial Corp.                                      4,200       176
CIT Group, Inc.                                                 4,100       185
Citigroup, Inc.                                                 7,000       320
Fifth Third Bancorp                                             3,000       110
Genworth Financial, Inc., Cl A                                  6,000       193
Goldman Sachs Group, Inc. (The)                                 1,000       122
Morgan Stanley                                                  3,000       162
New York Community Bancorp, Inc. (b)                           12,000       197
Principal Financial Group, Inc.                                 4,000       189
State Street Corp.                                              3,000       147
U.S. Bancorp                                                    5,000       140
Wachovia Corp.                                                  4,000       190
Wells Fargo & Co.                                               1,825       107
                                                                        -------
                                                                          2,797
                                                                        -------

HEALTH CARE (12.0%)

Abbott Laboratories                                             4,000       170
Amgen, Inc. *                                                   1,400       112
Boston Scientific Corp. *                                      10,000       233
Bristol-Myers Squibb Co. (b)                                    9,000       217
Eli Lilly & Co.                                                 3,500       187
Express Scripts, Inc. *                                         1,600       100
Johnson & Johnson                                               1,500        95
Pfizer, Inc.                                                   10,000       249
WellPoint, Inc. *                                               1,000        76
                                                                        -------
                                                                          1,439
                                                                        -------

INDUSTRIALS (11.3%)
3M Co.                                                          1,800       132
Cendant Corp.                                                   7,000       144
Cooper Industries Ltd., Cl A                                    1,500       104
Emerson Electric Co.                                            1,500       108
General Electric Co.                                            4,000       135
Goodrich Corp.                                                  4,200       186
Honeywell International, Inc.                                   3,200       120
Norfolk Southern Corp.                                          3,500       142
Rockwell Automation, Inc.                                       3,500       185
Textron, Inc.                                                   1,500       108
                                                                        -------
                                                                          1,364
                                                                        -------

INFORMATION TECHNOLOGY (14.3%)
Accenture Ltd., Cl A *                                          7,000       178
Agilent Technologies, Inc. *                                    4,500       147
Applied Materials, Inc.                                        12,000       204
Cisco Systems, Inc. *                                           8,000       143
First Data Corp.                                                4,850       194
Intel Corp.                                                     6,000       148
International Business Machines Corp.                           1,800       144
Microsoft Corp.                                                 9,500       244
Nokia Corp. ADR                                                15,000       255
Texas Instruments, Inc.                                         1,900        64
                                                                        -------
                                                                          1,721
                                                                        -------

MATERIALS (3.0%)
E.I. du Pont de Nemours & Co.                                   2,500        98
Praxair, Inc.                                                   2,700       129
Sigma-Aldrich Corp.                                             2,000       128
                                                                        -------
                                                                            355
                                                                        -------

TELECOMMUNICATION SERVICES (3.8%)
ALLTEL Corp.                                                    1,800       117
Verizon Communications, Inc.                                    5,000       163
Vodafone Group PLC ADR                                          7,000       182
                                                                        -------
                                                                            462
                                                                        -------

UTILITIES (3.6%)
American Electric Power Co., Inc.                               3,000       119
Edison International                                            3,000       142
Exelon Corp.                                                    2,000       107
SCANA Corp.                                                     1,400        59
                                                                        -------
                                                                            427
                                                                        -------
TOTAL COMMON STOCKS (COST $10,291)                                       11,959
                                                                        -------

SHORT-TERM INVESTMENT (6.3%)
CSFB Enhanced Liquidity Portfolio (c)                         755,325       755
                                                                        -------
TOTAL SHORT-TERM INVESTMENT (COST $755)                                     755
                                                                        -------

MONEY MARKET FUNDS (0.5%)
Federated Prime Value Obligations Fund,                        55,405        55
                                                                        -------

Cl I
TOTAL MONEY MARKET FUNDS (COST $55)                                          55
                                                                        -------

TOTAL INVESTMENTS (COST $11,101) (A) - 106.2%                            12,769
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.2)%                             (746)
                                                                        -------
NET ASSETS - 100.0%                                                     $12,023
                                                                        =======

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $11,122 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation ..................   $1,993
Unrealized Depreciation ..................     (346)
                                             ------
Unrealized Appreciation (Depreciation) ...   $1,647
                                             ======

(b) This security or a partial position of the security was on loan at September 30, 2005. The total value of securities on loan at September 30, 2005 in thousands was $736.

(c) This security was purchased with cash collateral held from securities lending.

ADR - American Depository Receipt
Cl - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

1. Organization

The STI Classic Variable Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated April 18, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company offering seven funds as of September 30, 2005. The schedules of portfolio investments presented herein are those of the Capital Appreciation Fund, the Growth and Income Fund, the International Equity Fund, the Mid-Cap Equity Fund, the Small Cap Value Equity Fund, the Value Income Stock Fund and the Investment Grade Bond Fund (each a "Fund" and collectively the "Funds"). The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from these estimates.

Security Valuation -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including equity securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sale price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 pm Eastern Time), as provided by an independent pricing service approved by the Funds' Board of Trustees (the "Board"). If a security price cannot be obtained from an independent, third-party pricing agent, the Funds' administrator shall seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Funds' Fair Value Procedures will be performed and monitored by a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include, but are not limited to: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it shall immediately notify the Funds' administrator and may preauthorize the Funds' administrator to utilize a pricing service authorized by the Board (a "Fair Value Pricing Service") that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Pricing Committee need not meet. If the adviser does not preauthorize the Fund's administrator to utilize a Fair Value Pricing Service, the adviser will request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index exceed levels established by the Funds ("Trigger Points"), the Funds may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Security Transactions and Investment Income -- Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date.

Repurchase Agreements -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Foreign Currency Transactions -- The books and records of the International Equity Fund are maintained in U.S. dollars on the following basis:

         (i) market value of investment securities, assets and liabilities at the current rate of exchange; and

         (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

3.  Concentrations/Risks

The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Investment Grade Bond Fund invests primarily in investment grade obligations rated at least BBB or better by S&P or Baa or better by Moody's. Changes by recognized rating agencies in the ratings of any fixed income security or in the ability of an issuer to make payments of interest and principal may affect the value of these investments.

4. Securities Lending

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral is at least equal to the market value of the securities loaned. However, due to market fluctuations, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in the CSFB Enhanced Liquidity Portfolio. This investment consists of money market instruments including money market mutual funds registered under the Investment Company Act of 1940, commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. agency obligations. At September 30, 2005, the Portfolio was invested in commercial paper, repurchase agreements, asset backed securities and U.S. Agency Obligations (with interest rates ranging from X.XX% to X.XX% and maturity dates ranging from XX/XX/XXXX to XX/XX/XXXX).

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) STI Classic Variable Trust


By (Signature and Title)* /s/ David Hughes
                          ----------------------------------
                          David Hughes, Treasurer,
                          STI Classic Variable Trust

Date November 23, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ R. Jeffrey Young
                          ----------------------------------
                          R. Jeffrey Young, President,
                          STI Classic Variable Trust

Date November 23, 2005


By (Signature and Title)* /s/ David Hughes
                          ----------------------------------
                          David Hughes, Treasurer,
                          STI Classic Variable Trust

Date November 23, 2005

* Print the name and title of each signing officer under his or her signature.